SUBSEQUENT EVENTS (Details)								12 Months Ended
	Mar. 16, 2021 $ / shares shares	Mar. 12, 2021 $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($)	Jan. 16, 2021 $ / shares shares	Nov. 09, 2020 $ / shares	Aug. 15, 2020 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jan. 18, 2021 USD ($)	Nov. 30, 2019 $ / shares	May 31, 2018 $ / shares	Jun. 30, 2016 $ / shares	Nov. 30, 2014 $ / shares
Subsequent Event [Line Items]
Exercise price (in USD per share) | $ / shares								$ 2.00	$ 1.26
Fair value (in UDS per option) | $ / shares								$ 7.01	$ 5.46
Share options granted								6,313,373	372,500
Series A-1 convertible redeemable preferred shares
Subsequent Event [Line Items]
Convertible redeemable preferred shares, shares outstanding								5,473,957	5,473,957
Series A-2 convertible redeemable preferred shares
Subsequent Event [Line Items]
Share price (in USD per share) | $ / shares														$ 1.27
Convertible redeemable preferred shares, shares outstanding								2,370,414	2,370,414
Series B convertible redeemable preferred shares
Subsequent Event [Line Items]
Share price (in USD per share) | $ / shares													$ 3.74
Convertible redeemable preferred shares, shares outstanding								7,494,537	7,494,537
Series C-1 convertible redeemable preferred shares
Subsequent Event [Line Items]
Share price (in USD per share) | $ / shares												$ 8.93
Convertible redeemable preferred shares, shares outstanding								5,597,354	5,597,354
Series C-2 convertible redeemable preferred shares
Subsequent Event [Line Items]
Share price (in USD per share) | $ / shares											$ 10.21
Convertible redeemable preferred shares, shares outstanding								1,861,121	1,861,121
Series C-3 convertible redeemable preferred shares
Subsequent Event [Line Items]
Share price (in USD per share) | $ / shares									$ 11.23
Convertible redeemable preferred shares, shares outstanding								4,452,441	4,452,441
Management
Subsequent Event [Line Items]
Share options granted							184,692
Management | Maximum
Subsequent Event [Line Items]
Exercise price (in USD per share) | $ / shares						$ 2.26
Subsequent Event
Subsequent Event [Line Items]
Number of shares surrendered					491,119
Exercise price (in USD per share) | $ / shares					$ 13.85
Fair value (in UDS per option) | $ / shares					$ 7.85
Subscriptions receivable from shareholders settled | $										$ 197,068
Subsequent Event | Series A-1 convertible redeemable preferred shares
Subsequent Event [Line Items]
Convertible redeemable preferred shares, shares outstanding			5,473,957
Number of shares converted			5,473,957
Subsequent Event | Series A-2 convertible redeemable preferred shares
Subsequent Event [Line Items]
Convertible redeemable preferred shares, shares outstanding			2,370,414
Number of shares converted			2,370,414
Subsequent Event | Series B convertible redeemable preferred shares
Subsequent Event [Line Items]
Convertible redeemable preferred shares, shares outstanding			7,494,537
Number of shares converted			7,494,537
Subsequent Event | Series C-1 convertible redeemable preferred shares
Subsequent Event [Line Items]
Convertible redeemable preferred shares, shares outstanding			5,597,354
Number of shares converted			5,597,354
Subsequent Event | Series C-2 convertible redeemable preferred shares
Subsequent Event [Line Items]
Convertible redeemable preferred shares, shares outstanding			1,861,121
Number of shares converted			1,861,121
Subsequent Event | Series C-3 convertible redeemable preferred shares
Subsequent Event [Line Items]
Convertible redeemable preferred shares, shares outstanding			4,452,441
Number of shares converted			4,452,441
Subsequent Event | IPO
Subsequent Event [Line Items]
ADS ratio			1.25
Subsequent Event | IPO | ADS
Subsequent Event [Line Items]
Shares issued (in shares)			8,457,100
Share price (in USD per share) | $ / shares			$ 19.00
Subsequent Event | IPO | Ordinary shares
Subsequent Event [Line Items]
Total aggregate gross proceeds | $			$ 161,000,000
Subsequent Event | Underwriters' option | ADS
Subsequent Event [Line Items]
Shares issued (in shares)			1,103,100
Subsequent Event | Exelixis Agreement
Subsequent Event [Line Items]
Upfront cash payment received | $				$ 11,000,000
Subsequent Event | Exelixis Agreement | Maximum
Subsequent Event [Line Items]
Development and regulatory milestone payments receivable | $				255,000,000
Sales milestone payments receivable | $				525,000,000
Subsequent Event | Exelixis Agreement | Achievement of specified development and regulatory milestones | Maximum
Subsequent Event [Line Items]
Development and regulatory milestone payments receivable | $				127,500,000
Subsequent Event | Exelixis Agreement | Achievement of specified commercial milestone | Maximum
Subsequent Event [Line Items]
Sales milestone payments receivable | $				$ 262,500,000
Subsequent Event | Performance Incentive Plan 2021 (the "2021 Plan")
Subsequent Event [Line Items]
Aggregate ordinary shares reserved for issuance					2,994,000
Incremental percent of shares					5.00%
Subsequent Event | Performance Incentive Plan 2021 (the "2021 Plan") | Employees
Subsequent Event [Line Items]
Exercise price (in USD per share) | $ / shares	$ 17.56	$ 17.10
Share options granted	408,000	200,000
Subsequent Event | Performance Incentive Plan 2021 (the "2021 Plan") | Management
Subsequent Event [Line Items]
Share options granted	23,733